Acquisitions (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Business Acquisition [Line Items]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed
The preliminary components of the purchase price of the business combinations described above have been allocated as follows:

Current Assets	$5,939
Property, Plant and Equipment, net	4,359
Identified Intangible Assets	3,731
Goodwill	3,787
Other Assets	7
Total Assets Acquired	17,823
Current Liabilities	4,764
Other Liabilities	53
Total Liabilities Assumed	4,817
Net Assets Acquired	$13,006

Business Acquisition, Pro Forma Information
The following unaudited pro forma financial information presents the combined results of operations of Tennant Company as if the acquisition of IPC Group had occurred as of January 1, 2017 and 2016. The unaudited pro forma financial information is presented for informational purposes only. It is not necessarily indicative of what our consolidated results of operations actually would have been had the acquisition occurred at the beginning of each year, nor does it attempt to project the future results of operations of the combined company.
Pro Forma Financial Information (Unaudited)

	Three Months Ended		Nine Months Ended
(In thousands, except per share data)	September 30		September 30
	2017	2016	2017	2016
Net Sales
Pro forma	$261,921	$250,050	$777,832	$747,943
As reported	261,921	200,134	723,771	596,826

Net Earnings (Loss) Attributable to Tennant Company
Pro forma	$5,800	$7,696	$14,875	$20,659
As reported	3,559	11,477	(2,989)	31,244

Net Earnings (Loss) Attributable to Tennant Company per Share
Pro forma	$0.32	$0.43	$0.84	$1.15
As reported	0.20	0.64	(0.17)	1.74

IPC Group
Business Acquisition [Line Items]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed
The following table summarizes the preliminary fair value measurement of the assets acquired and liabilities assumed as of the date of acquisition:

ASSETS
Restricted Cash	$538
Receivables	40,067
Inventories	54,256
Other Current Assets	4,362
Assets Held for Sale	2,247
Property, Plant and Equipment	63,256
Intangible Assets Subject to Amortization:
Trade Name	26,753
Customer Lists	123,061
Technology	9,631
Other Assets	4,168
Total Identifiable Assets Acquired	328,339
LIABILITIES
Accounts Payable	31,529
Accrued Expenses	15,756
Deferred Income Taxes	61,694
Other Liabilities	6,967
Total Identifiable Liabilities Assumed	115,946
Net Identifiable Assets Acquired	212,393
Noncontrolling Interest	(2,266)
Goodwill	143,642
Total Estimated Purchase Price, net of Cash Acquired	$353,769

Florock and Dofesa
Business Acquisition [Line Items]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed
The components of the final purchase price of the business combinations described above have been allocated as follows:

Current Assets	$5,949
Property, Plant and Equipment, net	4,112
Identified Intangible Assets	6,055
Goodwill	1,739
Other Assets	7
Total Assets Acquired	17,862
Current Liabilities	4,764
Other Liabilities	53
Total Liabilities Assumed	4,817
Net Assets Acquired	$13,045